Income Taxes (Schedule Of Provision For Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current - Federal												$ 10,586	$ 61,655	$ 18,608
Current - foreign												(48,466)	(48,579)	(51,293)
Current - state												1,527	(9,408)	14,719
Total current benefit (expense)	(11,689)		2,088							(47,276)	(36,706)	(36,353)	3,668	(17,966)
Deferred - Federal												126,905	261,014	126,078
Deferred - foreign												8,932	27,970	13,708
Deferred - state												22,333	15,627	4,158
Total deferred benefit	(12,687)		71,714							(44,866)	195,356	158,170	304,611	143,944
Income tax benefit	$ (24,376)	$ (36,833)	$ 73,802	$ (11,477)	$ 96,325	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ (92,142)	$ 158,650	$ 121,817	$ 308,279	$ 125,978